WisdomTree Digital Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

December 16, 2022

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	WisdomTree Digital Trust (the “Trust”) File Nos. 333-255575 and 811-23659

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above-referenced Registrant’s S&P 500 Twitter Sentiment Digital Fund does not differ from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 20 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on December 13, 2022 (Accession No. 0001214659-22-014866).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3721.

Sincerely,

/s/Ryan Louvar
Ryan Louvar, Esq.

cc:	Michael S. Didiuk, Esq. (Perkins Coie LLP)

Todd Zerega, Esq. (Perkins Coie LLP)